Derivative instruments and hedging activities - Summary of changes in fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income (Detail) - Cash Flow Hedges [member] - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		¥ 19,765	¥ 18,413
Changes in fair value of hedging instruments recognized in other comprehensive income		(5,384)	(15,032)
Reclassification adjustments to profit(loss) for the year	[1],[2]	433	16,982
Deffered Tax		656	(598)
Balance at the end		15,470	19,765
Foreign Exchange Contract [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		(1,720)	(36)
Changes in fair value of hedging instruments recognized in other comprehensive income		(6,238)	(28,288)
Reclassification adjustments to profit(loss) for the year	[1],[2]	8,824	25,862
Deffered Tax		(791)	742
Balance at the end		75	(1,720)
Interest Rate Contracts [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		21,485	18,449
Changes in fair value of hedging instruments recognized in other comprehensive income		854	13,256
Reclassification adjustments to profit(loss) for the year	[1],[2]	(8,391)	(8,880)
Deffered Tax		1,447	(1,340)
Balance at the end		¥ 15,395	¥ 21,485

[1]	For the fiscal years ended March 31, 2024 and 2025, hedge ineffectiveness recognized in profit or loss was not material.
[2]	In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.